Property and equipment	12 Months Ended
Aug. 31, 2021
Property and equipment
Property and equipment

10. Property and equipment

	Machinery					Boat
	and	Rolling	Computer		Leasehold	rental
	equipment	stock	equipment	Moulds	improvements	fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2019	187,850	25,675	16,764	472,529	—	—	702,818
Impact of adoption of IFRS 16	—	—	(11,333)	—	—	—	(11,333)
Additions	—	6,500	3,005	33,643	34,818	—	77,966
Balance at August 31, 2020	187,850	32,175	8,436	506,172	34,818	—	769,451
Business acquisition [note 5]	—	—	—	—	—	417,554	417,554
Additions	115,088	—	6,211	214,833	96,415	111,807	544,354
Disposals	—	—	—	(30,000)	—	(34,101)	(64,101)
Currency translation	—	—	—	—	—	18,057	18,057
Balance at August 31, 2021	302,938	32,175	14,647	691,005	131,233	495,260	1,667,258

Accumulated depreciation
Balance at August 31, 2019	138,233	17,230	3,192	36,680	—	—	195,335
Impact of adoption of IFRS 16	—	—	(453)	—	—	—	(453)
Depreciation	9,923	3,784	1,817	20,980	—	—	36,504
Balance at August 31, 2020	148,156	21,014	4,556	57,660	—	—	231,386
Depreciation	19,448	3,348	3,842	22,760	11,579	8,443	69,420
Disposal	—	—	—	(30,000)	—	—	(30,000)
Balance at August 31, 2021	167,604	24,362	8,398	50,420	11,579	8,443	270,806

Net carrying amount
As at August 31, 2020	39,694	11,161	3,880	448,512	34,818	—	538,065
As at August 31, 2021	135,334	7,813	6,249	640,585	119,654	486,817	1,414,509

As at August 31, 2021, moulds of $125,833 are not depreciated because they are not ready for use.

As at August 31, 2020, leasehold improvements of $34,818 are not depreciated because they are not ready for use.